Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE TIMING OF GRANTS OF CERTAIN EQUITY AWARDS
It is the Compensation Committee’s practice to approve ordinary course annual equity grants at its regularly-scheduled meeting held in December of each year. At this meeting, the Compensation Committee will approve each NEO’s annual equity award. At this time, we do not currently anticipate granting stock options to any of our NEOs. The Company does not schedule its equity grants in anticipation of the release of material, non-public information, nor does the Company time the release of Material Non-Public Information based on equity grant dates.

Award Timing Method	It is the Compensation Committee’s practice to approve ordinary course annual equity grants at its regularly-scheduled meeting held in December of each year. At this meeting, the Compensation Committee will approve each NEO’s annual equity award. At this time, we do not currently anticipate granting stock options to any of our NEOs.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not schedule its equity grants in anticipation of the release of material, non-public information, nor does the Company time the release of Material Non-Public Information based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false